Financial Risk Management and Financial Instruments - Summary of Changes in Convertible Notes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Abstract]
Beginning balance	€ 944	€ 1,106
Loan financing transaction - Convertible Notes			€ 861
Changes in fair value	221	666	166
Effect of changes in foreign exchange rates	(20)	(142)	79
Issuance of shares upon exchange of Convertible Notes	(1,145)	(686)
Ending balance	€ 0	€ 944	€ 1,106